Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		6 Months Ended			24 Months Ended	36 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Taxation [Line Items]
Profits tax rate (in Dollars)		$ 51		$ (1)
Assessable profit percentage	8.25%
Accounting standards, percentage		25.00%	25.00%
Preferential tax rate		15.00%	15.00%
Reduction income tax rate		15.00%	15.00%
Preferential tax rate		5.00%	5.00%		5.00%	5.00%
Taxable income (in Yuan Renminbi)		$ 890		$ 1,017
Net operating loss carryforwards		87,661					$ 82,600
Deferred tax assets, net operating loss carryforwards		11,707					11,325
Valuation allowances		14,934					13,840
Minimum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥						¥ 1
Maximum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥						¥ 3
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate (in Dollars)	$ 2
PRC [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥			¥ 3		¥ 1
Net operating loss carryforwards		$ 49,565					$ 48,347